Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
U.S [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Canada [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Male [Member] | U.S [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	10 months 25 days
Male [Member] | Canada [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Female [Member] | U.S [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	10 months 25 days
Female [Member] | Canada [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Pension plans [Member] | Actuarial assumption of discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Pension plans [Member] | Actuarial assumption of medical cost trend rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Retiree welfare plans [Member] | Actuarial assumption of discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Retiree welfare plans [Member] | Actuarial assumption of medical cost trend rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%